Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
REVENUES	$ 161,585	$ 255,652	$ 422,199	$ 728,382	$ 1,376,063	$ 965,501
COST OF REVENUES (exclusive of depreciation and amortization shown below))	61,684	98,678	141,523	249,847	565,129	284,962
OPERATING EXPENSES
Research and development	266,837	266,473	965,084	1,052,595	1,128,640	2,172,819
General and administrative	475,377	645,863	1,875,891	1,734,891	2,673,773	2,735,129
Depreciation	5,465	1,554	17,543	3,227	19,858	3,612
Amortization	0	76,689	0	230,067	306,756	306,757
Gain on sale of property and equipment	0	0	0	(1,000)	(1,594)	(100,000)
TOTAL OPERATING EXPENSES	747,679	990,579	2,858,518	3,019,780	4,127,433	5,118,317
OPERATING LOSS	(647,778)	(833,605)	(2,577,842)	(2,541,245)	(3,316,499)	(4,437,778)
OTHER INCOME (EXPENSE)
(Loss) Gain on warrant valuation adjustment and conversion	(41,681)	(43,536)	316,952	(812,983)	(2,223,718)	58,515
Interest expense, net	(160,978)	(259,302)	(496,997)	(623,066)	(854,980)	(399,832)
Amortization of debt discount	0	0	0	0	(31,514)	(12,358)
Loss on foreign currency exchange	(888)	(3,367)	(2,907)	(9,215)	(12,329)	(18,832)
TOTAL OTHER INCOME (EXPENSE), NET	(203,547)	(306,205)	(182,952)	(1,445,264)	(3,122,541)	(372,507)
NET LOSS	(851,325)	(1,139,810)	(2,760,794)	(3,986,509)	(6,439,040)	(4,810,285)
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustments	20,570	(2,268)	6,803	(4,980)	(18,907)	(20,685)
TOTAL COMPREHENSIVE LOSS	$ (830,755)	$ (1,142,078)	$ (2,753,991)	$ (3,991,489)	$ (6,457,947)	$ (4,830,970)
LOSS PER SHARE:
Net loss - basic and diluted	$ (.01)	$ (.01)	$ (.02)	$ (0.04)	$ (0.06)	$ (0.08)
Weighted average shares outstanding - basic and diluted	139,099,843	115,528,604	138,711,527	97,798,261	107,619,869	63,025,202